LVIP Structured Conservative Allocation Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–89.90%
INVESTMENT COMPANIES–89.90%
Equity Funds–21.61%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,480,029	$20,943,898
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	664,002	7,780,772
		28,724,670
Fixed Income Fund–50.50%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,686,092	67,114,991
		67,114,991
International Equity Funds–17.79%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	655,897	5,260,298
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	2,100,772	$18,379,651
		23,639,949
Total Affiliated Investments (Cost $112,397,980)		119,479,610

UNAFFILIATED INVESTMENT–10.15%
INVESTMENT COMPANY–10.15%
Fixed Income Fund–10.15%
Schwab US TIPS ETF	501,525	13,486,007
Total Unaffiliated Investment (Cost $13,028,496)		13,486,007

TOTAL INVESTMENTS–100.05% (Cost $125,426,476)	132,965,617
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(61,779)
NET ASSETS APPLICABLE TO 12,659,338 SHARES OUTSTANDING–100.00%	$132,903,838

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Structured Conservative Allocation Fund–1

LVIP Structured Conservative Allocation Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-89.90%@
Equity Funds-21.61%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$21,634,112	$1,197,939	$945,322	$149,971	$(1,092,802)	$20,943,898	1,480,029	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,095,733	768,612	354,496	49,747	(778,824)	7,780,772	664,002	—	—
Fixed Income Fund-50.50%@
✧✧LVIP SSGA Bond Index Fund	67,507,072	764,192	2,954,134	(376,811)	2,174,672	67,114,991	6,686,092	—	—
International Equity Funds-17.79%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,344,081	50,062	343,116	5,756	203,515	5,260,298	655,897	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	18,954,275	175,218	2,442,290	206,325	1,486,123	18,379,651	2,100,772	—	—
Total	$121,535,273	$2,956,023	$7,039,358	$34,988	$1,992,684	$119,479,610		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP Structured Conservative Allocation Fund–2